8. Hybrid Debt Instrument	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Hybrid Debt Instrument

On July 1, 2015, the Company entered into a Securities Purchase Agreement (the “SPA”) with Pharmsynthez providing for the issuance of a minimum of a $3 million 10% Senior Secured Collateralized Convertible Promissory Note (the “SPA Note”). The SPA also provides for the issuance of certain warrants up to the amount of the SPA Note. The convertible debt and its embedded debt-like features were recorded on the face of the condensed consolidated balance sheet within current liabilities as an aggregate hybrid debt instrument. See also Note 12. Subsequent Events.

On November 13, 2015, the Company entered into an Asset Purchase Agreement (the “APA”) with Pharmsynthez providing for the issuance of a minimum of a $3.5 million 10% Senior Secured Collateralized Convertible Promissory Note (the “APA Note”) and the transfer to the Company of certain intellectual property rights with respect to Virexxa in exchange for, among others, 3.38 million shares of our common stock. The APA also provides for the issuance of certain warrants covering up to half the amount of the APA Note. During the quarter ended March 31, 2016, the Company issued $3.5 million of convertible debt as well as the associated warrants, both in connection with the APA Note. The convertible debt and its embedded debt-like features were recorded on the face of the condensed consolidated balance sheet within current liabilities as an aggregate hybrid debt instrument. See also Note 12. Subsequent Events.

The fair value of the compound derivatives (both from the SPA Note and the APA Note) are remeasured at each report date until settled, with changes in fair value recognized in the consolidated statement of comprehensive loss as a gain or loss on derivative. Refer to Note 6 Fair Value Measurements for a table showing changes in the combined compound derivative during the three months ended March 31, 2016.

The key assumptions used to calculate the estimated fair value of the compound derivative liability as of March 31, 2016, and as of December 31, 2015 are as follows:

	March 31, 2016	December 31, 2015
Company stock price	$10.23	$16.83
Expected volatility (%)	115%	105%
Risk-free interest rate (%)	0.52%	0.65%

Upon issuance of the APA Note the offset to debt arising from the associated recording of the compound derivative liability, the warrants and the associated issuance costs exceeded the debt proceeds by $1,584,218. This amount was recorded as a loss in other expense in the condensed consolidated statement of comprehensive loss for the three months ended March 31, 2016.

Interest expense related to the SPA Note and the APA Note of approximately $245,000 was recognized in interest expense in the condensed consolidated statement of comprehensive loss for the three months ended March 31, 2016.

The Company also evaluated the provision in the SPA Note that increases the annual interest rate in the event of default and concluded that the initial value of this contingent feature is immaterial to the condensed consolidated financial statements as of March 31, 2016. The Company will evaluate the value of this contingent feature at each reporting period.

Securities Purchase Agreement

On July 1, 2015, the Company entered into the SPA with Pharmsynthez providing for the issuance of a minimum of a $3 million 10% Senior Secured Collateralized Convertible Promissory Note (the “SPA Note”). The SPA also provides for the issuance of certain warrants up to the amount of the SPA Note. See Note 11, Stockholders’ Equity, for discussion of the accounting treatment of the warrants. The convertible debt and its embedded debt-like features have been recorded on the face of the consolidated balance sheet within current liabilities as an aggregate hybrid debt instrument with a balance of $3.7 million as of December 31, 2015.

On July 1, 2015, the Company issued the SPA Note for $3 million plus a warrant to purchase 10 million shares of common stock in accordance with the terms of the SPA. In the event the SPA Note remains outstanding at April 1, 2016, Pharmsynthez will be granted an additional warrant to purchase $10 million shares of common stock. The SPA Note carries a term of one year and is convertible, in whole or in part, at the option of Pharmsynthez into shares of common stock at a conversion price of $4.95. The SPA Note bears interest at the rate of 10% annually, payable quarterly in cash or, at the Company’s option, in shares of common stock at the lessor of $4.95 or the then applicable conversion price. At any point after six months following the issuance of the SPA Note, but before the maturity date of the SPA Note, the Company has the option of prepayment of the SPA Note and any accrued interest. If the Company exercises the prepayment option, the Company is obligated to pay the outstanding principal amount of the SPA Note and accrued interest multiplied by 115%. If the SPA Note is converted or redeemed, prior to the maturity date, the Company will pay cash to Pharmsynthez equal to the interest that would have accrued from the conversion or redemption date to the maturity date.

Upon a qualifying capital raise in which the Company obtains financing of $7 million or greater (“Capital Raise”), Pharmsynthez has the option to either redeem the SPA Note for cash at the balance of principal plus accrued interest multiplied by 115% or convert the principal plus accrued interest multiplied by 115% into common stock at the effective conversion price. In the event of default, as defined under the terms of the SPA Note, all obligations will be immediately due and payable and the interest rate will increase to 18% annually. The Company determined these two features represent contingent put options for Pharmsynthez.

The Company concluded the two contingent put option features related to a Capital Raise and event of default, the SPA Note conversion feature and the ability for interest to be paid in shares of common stock feature each meet the definition of a derivative under ASC Topic 815, Derivatives and Hedging (“ASC 815”), and require bifurcation and accounting as embedded derivatives. The four embedded derivatives, which were bifurcated and individually fair valued by the Company, have been recorded as a compound derivative within the Hybrid Debt Instrument. The Company calculated the fair values of each individual embedded derivative by taking the difference between the fair value of the SPA Note with each embedded derivative and the fair value of the SPA Note without the individual embedded derivative. The Company calculated the fair values using the discounted present value of each embedded derivative value as determined by Monte Carlo Simulations. The key valuation assumptions used consist of the Company’s stock price, the risk free interest rate and expected volatility. The embedded derivatives were recorded within the Hybrid Debt Instrument as a compound derivative liability at an estimated fair value of $1.4 million at issuance and created an offsetting debt discount on the consolidated balance sheet that will be amortized over the life of the SPA Note using the effective interest rate method.

The fair value of the compound derivative is remeasured at each report date until settled, with changes in fair value recognized in the consolidated statement of comprehensive loss as a gain or loss on derivative. The fair value of the compound derivative increased $2.1 million since issuance to $3.5 million as of December 31, 2015. This change was recognized as a loss in Other Expense in the consolidated statement of comprehensive loss for the year ended December 31, 2015.

The key assumptions used to calculate the estimated fair value of the compound derivative liability at issuance and as of December 31, 2015 are as follows:

	December 31, 2015	July 1, 2015
Company stock price	$16.83	$7.26
Expected volatility (%)	105%	115%
Risk-free interest rate (%)	0.65%	0.28%

The offset to debt arising from the recording of the compound derivative liability, the warrants and the associated issuance costs exceeded the debt proceeds by approximately $60,000. This amount was recorded as a loss in Other Expense in the consolidated statement of comprehensive loss for the year ended December 31, 2015.

Interest expense related to the SPA Note of approximately $154,000 was recognized in Interest Expense in the consolidated statement of comprehensive loss for the year ended December 31, 2015. Of this amount, approximately $78,000 is recorded as accrued interest on the hybrid debt instrument and approximately $76,000 was settled in shares of issuable common stock as of December 31, 2015, as provided in the APA.

The Company also evaluated the provision in the SPA Note that increases the annual interest rate in the event of default and concluded that the initial value of this contingent feature is immaterial to the consolidated financial statements as of December 31, 2015. The Company will evaluate the value of this contingent feature at each reporting period.

Asset Purchase Agreement

In November 2015, the Company entered into the APA with Kevelt and Pharmsynthez providing for the issuance of 10% Senior Secured Convertible Promissory Notes of up to $3.5 million to Pharmsynthez (the “APA Notes”) and warrants to purchase a number of shares of the Company’s common stock equal to 50% of the number of shares issuable under the APA Notes. In the event that the APA Notes remain outstanding at May 11, 2016, Pharmsynthez shall be granted an additional warrant to purchase an additional number of shares of the Company’s common stock equal to 50% of the number of shares issuable under the APA Notes. The APA Notes will be issued under similar terms and conditions as the SPA Note. No APA Notes were issued by the Company during the year ended December 31, 2015.